Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Short-term loans							¥ 3,347,638		¥ 4,117,774		$ 485,362
Debt instrument, collateral description							As of December 31, 2021 and 2022, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB535,432 and RMB522,390 (US$75,739), respectively, or collateralized by restricted cash balances totaling US$5,300 and nil, respectively.	As of December 31, 2021 and 2022, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB535,432 and RMB522,390 (US$75,739), respectively, or collateralized by restricted cash balances totaling US$5,300 and nil, respectively.
Weighted average interest rate							3.95%		4.80%		3.95%	4.80%
Unused line of credit for short-term loans							¥ 1,635,644		¥ 2,754,099		$ 237,146
Payable of all line of credit facility outstanding amounts due							¥ 600,000	$ 86,992
Line of credit facility, covenant description							One of the Group’s VIEs did not satisfy certain financial covenants for 2022, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB600,000 (US$86,992) with original maturity dates in 2023 to be due and repayable immediately.	One of the Group’s VIEs did not satisfy certain financial covenants for 2022, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling RMB600,000 (US$86,992) with original maturity dates in 2023 to be due and repayable immediately.
Repayments of short term debt							¥ 5,033,931	$ 729,851	3,296,979	¥ 3,219,083
Proceeds from short-term loans							¥ 4,277,653	$ 620,201	4,437,033	3,559,525
Asset-backed Securities
Debt Instrument [Line Items]
Short-term loans									762,717		0
Borrowings from Third-Party Investors | 2019, 2021 July and 2021 November Asset-Backed Debt Securities
Debt Instrument [Line Items]
Accounts payable factored to banks or other financial institutions					¥ 633,938	¥ 231,573
Annual interest rate					4.50%	5.50%
Debt securities maturity period description							asset-backed debt securities which matured in July 2022 and November 2022	asset-backed debt securities which matured in July 2022 and November 2022
Effective interest rate					8.26%	8.40%
Proceeds from short-term loans					¥ 570,000	¥ 200,000
Borrowings from Third-Party Investors | 2021 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Repayments of short term debt	¥ 570,000	$ 82,642	¥ 200,000	$ 28,997
Structured Payable Arrangements
Debt Instrument [Line Items]
Short-term loans							¥ 754,581		750,067		109,404
Accounts payable factored to banks or other financial institutions							1,497,423		1,058,619	¥ 395,943	217,106
Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized restricted cash | $											0	$ 5,300
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount							¥ 522,390		¥ 535,432		$ 75,739